Maintenance rights and lease premium, net - Schedule of Estimated Future Amortization Expense for Lease Premium Assets (Details) - Lease premium $ in Thousands	Dec. 31, 2025 USD ($)
Finite-Lived Intangible Assets [Line Items]
2026	$ 103,099
2027	86,966
2028	72,877
2029	37,128
2030	25,740
Thereafter	15,157
Estimated future amortization expense	$ 340,967